Earnings Per Share - Summary of Basic and Diluted Net Income (Loss) Per Common Share (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Class of Stock [Line Items]
Net Income (Loss)		$ 50,157,772	$ 71,134,002	[1]	$ 29,510,928	[1]
Less: Deemed dividend on warrant inducement (Note 8)	[1]				$ (2,943,675)
Weighted average number of shares outstanding, basic		29,933,920	18,601,539		8,559,000
Weighted average number of shares outstanding, diluted		33,010,419	22,933,671		8,593,575
Earnings per share, basic		$ 1.54	$ 3.22		$ 2.89
Earnings per share, diluted		$ 1.4	$ 2.93		$ 2.88
Basic EPS [Member]
Class of Stock [Line Items]
Net Income (Loss)		$ 50,157,772	$ 71,134,002		$ 29,510,928
Less: Cumulative dividends on preferred shares		(1,740,983)	(2,130,254)		(1,740,983)
Less: Deemed dividend on warrant inducement (Note 8)					(2,943,675)
Less: Deemed divided from conversion of the Series C Preferred Shares (Note 9)			(6,507,789)
Less: Undistributed earnings allocated to non-vested shares		(2,311,172)	(2,508,399)		(61,906)
Net (loss)/income attributable to common shareholders, basic		$ 46,105,617	$ 59,987,560		$ 24,764,364
Weighted average number of shares outstanding, basic		29,933,920	18,601,539		8,559,000
Earnings per share, basic		$ 1.54	$ 3.22		$ 2.89
Diluted EPS [Member]
Class of Stock [Line Items]
Net Income (Loss)		$ 50,157,772	$ 71,134,002		$ 29,510,928
Less: Cumulative dividends on preferred shares		(1,740,983)	(1,740,983)		(1,740,983)
Less: Deemed dividend on warrant inducement (Note 8)					(2,943,675)
Less: Undistributed earnings allocated to non-vested shares		(2,105,141)	(2,276,360)		(61,720)
Net (loss)/income attributable to common shareholders, basic		$ 46,311,648	$ 67,116,659		$ 24,764,550
Weighted average number of shares outstanding, basic		29,933,920	18,601,539		8,559,000
Options to purchase common shares (Note 10)		323,283	97,318
Warrants (Note 8)		2,753,216			34,575
Series C Preferred Shares (Note 9)			4,234,814
Effect of dilutive shares		3,076,499	4,332,132		34,575
Weighted average number of shares outstanding, diluted		33,010,419	22,933,671		8,593,575
Earnings per share, diluted		$ 1.4	$ 2.93		$ 2.88

[1]	Adjusted to reflect the reverse stock split effect on April 28, 2023 (see Note 1 and 8)